J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware High Income Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated March 19, 2013

to the Statement of Additional Information

dated July 1, 2012, as supplemented

The portfolio managers’ information for the JPMorgan Tax Aware High Income Fund (the “Fund”) in the section entitled “Portfolio Managers” of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers as of February 29, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Tax Aware High Income Fund
Jennifer Tabak	3	$1,105,403	0	$0	0	$0
Rick Taormina	6	8,776,892	0	0	7	90.752
Deepa Majmudar	3	4,382,641	1	75,278	0	0
Bill Morgan	8	13,914,959	13	9,132,119	14	1,494,031
Chad A. Engelbert*	0	0	0	0	0	0

*	As of December 31, 2012

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of February 29, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Tax Aware High Income Fund
Jennifer Tabak	0	$0	0	$0	0	$0
Rick Taormina	0	0	0	0	0	0
Deepa Majmudar	0	0	0	0	0	0
Bill Morgan	1	144,938	0	0	2	316,412
Chad A. Engelbert*	0	0	0	0	0	0

*	As of December 31, 2012

SUP-SAI-TAHI-PM-313

Portfolio Managers — Ownership of Securities

The following table indicates the dollar range of securities of the Funds beneficially owned by the portfolio managers as of February 29, 2012.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Tax Aware High Income Fund
Jennifer Tabak	X
Rick Taormina	X
Deepa Majmudar	X
Bill Morgan	X
Chad A. Engelbert*	X

*	As of January 31, 2013

For a more complete discussion of the portfolio managers’ compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE